Subsequent Events	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
SUBSEQUENT EVENTS
16.	Subsequent Event
Merger
On February 10, 2021 (the “Closing Date”), Nuvation Bio Inc. (“Legacy Nuvation Bio”), Panacea Acquisition Corp. (“Panacea”), whose shares are publicly traded, and Panacea Merger Subsidiary Corp, a wholly owned subsidiary of Panacea (“Merger Sub”), consummated the merger of Merger Sub with and into Legacy Nuvation Bio, with Legacy Nuvation Bio surviving as a wholly owned subsidiary of Panacea (the “Merger” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”). On the Closing Date, Legacy Nuvation Bio changed its name to Nuvation Bio Operating Company Inc. and Panacea changed its name from Panacea Acquisition Corp. to Nuvation Bio Inc. (the “Company”).
At the effective time of the Merger (the “Effective Time”), each share of Legacy Nuvation Bio Class A common stock and each share of Legacy Nuvation Bio Series A preferred stock, was converted into and exchanged for approximately 0.196 shares (the “Exchange Ratio”) of the Company’s Class A common stock, (“Class A Common Stock”). Additionally, each share of Legacy Nuvation Bio Class B common stock, (all of which were owned by the Founder of Legacy Nuvation Bio) was converted into and exchanged for approximately 0.196 shares of the Company’s Class B common stock. Immediately following the Effective Time, the Founder voluntarily converted all but 1,000,000 shares of his Class B Common Stock into an equal number of shares of Class A Common Stock.
Each option to purchase Legacy Nuvation Bio Class A Common Stock that was outstanding immediately prior to the Effective Time, whether vested or unvested, was converted into an option to purchase a number of shares of Class A Common Stock at the Exchange Ratio, at an exercise price per share of such Legacy Nuvation Bio option divided by the Exchange Ratio.
On the Closing Date, a number of purchasers purchased from the Company an aggregate of 47,655,000 shares of Class A Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of approximately $476.6 million. Additionally, on the Closing Date, certain purchasers purchased 2,500,000 shares of Class A Common Stock and 833,333 forward purchase warrants in a private placement at a price of $10.00 per share for an aggregate purchase price of $25.0 million. After the merger, the Company had additional cash of approximately $646 million from a Panacea trust account and the above equity transactions to fund future operations.
Class A Common Stock Issuance and Cancelation
On March 2, 2021, the Company agreed to issue 368,408 fully paid shares of Class A Common Stock to a current common stockholder and concurrently to cancel without consideration the same number of shares of Class A Common Stock held by the Founder.

Panacea Acquisition Corp
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On February 10, 2021 (the “Closing Date”), Nuvation Bio Inc. (“Legacy Nuvation Bio”), Panacea Acquisition Corp. (“Panacea”) and Panacea Merger Subsidiary Corp, a wholly owned subsidiary of Panacea (“Merger Sub”), consummated the transactions contemplated by the Agreement and Plan of Merger among them, dated October 20, 2020. Pursuant to the terms of the Merger Agreement, a business combination of Panacea and Legacy Nuvation Bio was effected through the merger of Merger Sub with and into Legacy Nuvation Bio, with Legacy Nuvation Bio surviving as a wholly owned subsidiary of Panacea (the “Merger” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”). On the Closing Date, Legacy Nuvation Bio changed its name to Nuvation Bio Operating Company Inc. and Panacea changed its name from Panacea Acquisition Corp. to Nuvation Bio Inc. (the “Company”).
In connection with Special Meeting and the Business Combination, holders of 3,350 shares of Panacea Class A common stock, par value $.0001 per share (“Panacea Class A Common Stock”), or approximately 0.02% of the shares with redemption rights, exercised their right to redeem their shares for cash at a redemption price of approximately $10.00 per share, for an aggregate redemption amount of $33,502.
At the effective time of the Merger (the “Effective Time”), each share of Legacy Nuvation Bio Class A common stock, par value $0.0001 per share (“Legacy Nuvation Bio Class A Common Stock”), and each share of Legacy Nuvation Bio Series A preferred stock, par value $0.0001 per share (“Legacy Nuvation Bio Preferred Stock”), was converted into and exchanged for approximately 0.196 shares (the “Exchange Ratio”) of the Company’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”). Additionally, each share of Legacy Nuvation Bio Class B common stock, par value $0.0001 (“Legacy Nuvation Bio Class B Common Stock” and together with Legacy Nuvation Bio Class A Common Stock, the “Legacy Nuvation Bio Common Stock”) (all of which were owned by David Hung, M.D., the founder, President and Chief Executive Officer of Legacy Nuvation Bio) was canceled and converted into and exchanged for approximately 0.196 shares of the Company’s Class B common stock, par value $0.0001 per share (“Class B Common Stock” and together with the Class A Common Stock, the “Company Common Stock”).
On the Closing Date, a number of purchasers (each, a “Subscriber”) purchased from the Company an aggregate of 47,655,000 shares of Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of approximately $476.6 million, pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into concurrently with the Merger Agreement, effective as of October 20, 2020.
Additionally, on the Closing Date, certain purchasers purchased 2,500,000 shares of Class A Common Stock and 833,333 forward purchase warrants (the “Forward Purchase Securities”) in a private placement at a price of $10.00 per share for an aggregate purchase price of $25.0 million (the “Forward Purchase”) pursuant to the terms of the forward purchase agreement (the “Forward Purchase Agreement”) that Panacea entered into in connection with Panacea’s initial public offering. The sales of the PIPE Shares and the Forward Purchase Securities were consummated concurrently with the closing of the Business Combination (the “Closing”).
As of the Closing Date and following the completion of the Business Combination, the Company had the following outstanding securities:

•	216,650,055 shares of Class A Common Stock;

•	1,000,000 shares of Class B Common Stock;

•	5,787,472 warrants, each exercisable for one share of Class A Common Stock at a price of $11.50 per share; and

•	9,571,976 shares of Class A Common Stock issuable upon exercise of Exchanged Options with a weighted average exercise price of $4.41 per share.